Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2022-10-26	12 Months Ended
Dec. 31, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 26, 2022
Erroneous Compensation Analysis

We have adopted a clawback policy designed to recoup any erroneously awarded compensation resulting from certain accounting restatements. If we are required to prepare an accounting restatement because of either (i) the material noncompliance of the Company with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or (ii) an error that is not material to previously issued financial statements, but would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, then all incentive compensation that is earned based on a financial reporting measure that is paid or credited to each current or former executive officer for the restated period (up to three years) will be recalculated based on the restated results. To the extent the recalculated incentive compensation is less than the incentive compensation actually paid or credited to such executive officer for that period, the excess amount must be returned to the Company.